Finance costs and fair value change in derivative instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Unwinding income on trade receivables of financial assets	₨ 83	₨ 301	₨ 504